EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
EARNINGS PER SHARE

22.    EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income	924,352,495	335,255,274	955,571,509
Less: Net income attributable to non-controlling interests	25,690,269	104,870,621	234,553,599
Net income attributable to JinkoSolar’s ordinary shareholders	898,662,226	230,384,653	721,017,910
Dilutive effects of Convertible senior notes	—	—	(308,338,513)
Dilutive effects of call option	(91,066,662)	(462,751,547)	—
Numerator for diluted income/(loss) per share	807,595,564	(232,366,894)	412,679,397

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	169,363,306	178,938,853	190,672,869
Dilutive effects of share options	1,909,930	—	540,620
Dilutive effects of Convertible notes	—	—	14,506,283
Dilutive effects of call option	(4,705,479)	(7,500,000)	—

Denominator for diluted calculation - weighted average number of ordinary shares outstanding	166,567,757	171,438,853	205,719,772
Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	5.31	1.29	3.78
Diluted earnings/(loss) per share attributable to JinkoSolar’s ordinary shareholders	4.85	(1.36)	2.01

For the years ended December 31, 2019 and 2020, convertible senior notes convertible into 17,708,332 and 17,708,332 shares were not included in the computation of diluted EPS because of their anti-dilutive effect, respectively.

For the years ended December 31, 2019 and 2020, because of the dilutive impact, potential shares underlying the call option arrangement (Note 24) were removed from weighted average number of ordinary shares outstanding since its issuance date, and changes in income of the assumed exercise of call option were also recorded as the adjustment to the consolidated net income to arrive at the diluted net income available to the Company’s ordinary shareholders.